Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Computer equipment	2 years
Furniture and fixture	3 years
Office equipment	3 years
Leasehold improvements	Shorter of 5 years or the remaining lease term
Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Computer equipment	2,560,271	2,638,812	339,035
Furniture and fixture	590,217	598,917	76,949
Office equipment	90,057	96,992	12,462
Leasehold improvements	652,073	-	-
Less: accumulated depreciation	(3,489,511)	(3,047,996)	(391,608)
Net book value	403,107	286,725	36,838